SUBSEQUENT EVENTS - Agreement Regarding Governance of Usiminas (Details) - Previdência Usiminas - Tenrium Investments S.a r.l. & Nippon Steel & Sumitomo Metal Corporation	Feb. 08, 2018 term
Disclosure of non-adjusting events after reporting period [line items]
Alternating time interval to nominate CEO	4 years
Number of consecutive terms	2
Alternating term to nominate CEO	2 years